OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Keystone XL contractual recoveries	$ 640	$ 0
Cash provided as collateral	273	142
Contract assets (Note 5)	202	132
Fair value of derivative contracts (Note 26)	169	235
Keystone XL assets held for sale	138	0
Prepaid expenses	112	126
Regulatory assets (Note 12)	53	131
Other	130	114
Other current assets	$ 1,717	$ 880